EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS PER SHARE

14. EARNINGS PER SHARE

Basic net income per share has been computed by dividing net income attributable to class A common shareholders for the period subsequent to the business combination by the weighted average number of shares of common stock outstanding for the same period. Diluted earnings per share of Class A common stock were computed by dividing net income available to CompoSecure, Inc. by the weighted-average number of shares of Class A common stock outstanding adjusted to give effect to potentially dilutive securities. No earnings per share are presented for periods preceding the business combination as only the Class B common stock would have been outstanding in historical periods pursuant to the reverse recapitalization and the Class B common stock do not participate in the Company’s income or loss and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class B common stock under the two-class method has not been presented.

The following table sets forth the computation of net income used to compute basic net income per share of Class A common stock for the year ended December 31, 2021. The basic and diluted earnings per share period for the year ended December 31, 2021, represents only the period from December 27, 2021 to December 31, 2021, which represents the period wherein we had outstanding Class A common stock.

Year Ended December 31,
2021
Basic and diluted:
Net income	$83,414
Less: Net income attributable to Holdings L.L.C. prior to business combination	(70,352)
Less: Net income attributable to non-controlling interest subsequent to business combination	450
Net income attributable to CompoSecure, Inc for period subsequent to business combination	$13,512
Plus: adjustment due to net effect of dilutive class B units, stock options and exchangeable notes to net income	(331)
Net income attributable to CompoSecure, Inc for period subsequent to business combination after adjustment	$13,181
Weighted average common shares outstanding used in computing net income per share—basic	14,930
Weighted average common shares outstanding used in computing net income per share—diluted	94,926
Net income per share – basic	$0.91
Net income per share – diluted	$0.14

The difference between basic and diluted shares is that diluted shares include the dilutive effect of the assumed exercise of outstanding securities. The Company’s stock options, warrants, earnouts and exchangeable notes could have the most significant impact on diluted shares. Securities that could potentially be dilutive are excluded from the computation of diluted earnings per share when a loss from continuing operations exists or when the exercise price exceeds the average closing price of the Company’s common stock during the period, because their inclusion would result in an antidilutive effect on per share amounts. The Company applied if-converted method for the convertible debt to calculate diluted earnings per share in accordance of ASU 2020-06.

The following amounts were not included in the calculation of net income per diluted share because their effects were anti-dilutive:

Year Ended December 31,
2021
Denominator:
Warrants	22,415
Earnout Shares	7,500